Business and summary of significant accounting policies (Ranges of estimated useful lives) (Details)	12 Months Ended
Dec. 31, 2017
Building [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Building [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Machinery and Equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Machinery and Equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Furniture and Fixtures [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and Fixtures [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years